Subordinated liabilities - HSBC's subsidiaries subordinated liabilities: subsidiaries (Details) - USD ($) $ in Millions	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,682,252		$ 2,711,852
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	35,275		36,431
HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	3,144		4,154
HSBC Subsidiaries | Other subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	43		46
HSBC Subsidiaries | Additional tier 1 securities
Disclosure of financial liabilities [line items]
Financial liabilities	732		1,672
HSBC Subsidiaries | Tier 2 securities | HSBC Bank plc
Disclosure of financial liabilities [line items]
Financial liabilities	715		764
HSBC Subsidiaries | Tier 2 securities | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of financial liabilities [line items]
Financial liabilities			0
HSBC Subsidiaries | Tier 2 securities | HSBC Bank USA Inc
Disclosure of financial liabilities [line items]
Financial liabilities	223		223
HSBC Subsidiaries | Tier 2 securities | HSBC Bank USA, N.A.
Disclosure of financial liabilities [line items]
Financial liabilities	1,431		1,449
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	138,096		143,843
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	31,862		32,888
HSBC Holdings | Subordinated liabilities | Amounts owed to third parties
Disclosure of financial liabilities [line items]
Financial liabilities	31,862		31,975
HSBC Holdings | Subordinated liabilities | Amounts owed to HSBC undertakings
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0		$ 913
HSBC Capital Funding 1 LP | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 900
Preferred securities maximum rate		10.176%